Income Tax Expenses - Summary of Unrecognized Taxable Temporary Difference Associated with Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 88,149	$ (82,784)	$ (284,183)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	88,996	(81,945)	(283,360)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (847)	$ (839)	$ (823)